UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Gryphon Capital Management, LLC
Address:	One Bush Street, Suite 1700
		San Francisco, CA  94104

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph E. Sweeney
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:



/s/Joseph E. Sweeney			San Francisco, CA		August 11, 2005

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	17

Form 13F Information Table Value Total:	110,795 x 1000









List of Other Included Managers:

NONE

<Page

NAME OF ISSUER                TITLE OF     CUSIP         VALUE   SHARES   SH/  PUT/    INV. OTHER  VOTING AUTH
                              CLASS                      X1000            PRN   CALL   DISC   MGR   SOLE   SHR NONE

ADC Telecommunications         COMMON    000886309         7620   350000               Sole         350000
AMR Corp                       COMMON    001765106        21798  1800000               Sole        1800000
Natural Health Trends          COMMON    63888P406         3406   277357               Sole         277357
Central Asia Gold              COMMON    Q21744109          537  1197797               Sole        1197797
Delta Air                      COMMON    247361108         1128   300000               Sole         300000
Google                         COMMON    38259P508        26474    90000               Sole          90000
Hutchinson Technology          COMMON    448407106         9908   257290               Sole         257290
Komag Inc                      COMMON    500453204         9930   350000               Sole         350000
Microsoft Corp                 COMMON    594918104         2484   100000               Sole         100000
Maxtor Corp                    COMMON    577729205        16426  3158900               Sole        3158900
Metris Companies               COMMON    591598107         2666   184400               Sole         184400
Pegasus Systems Inc            COMMON    705906105          290    26000               Sole          26000
PLX Technology Inc             COMMON    693417107          813    80000               Sole          80000
Pacific Sunwear of CA          COMMON    694873100         1150    50000               Sole          50000
RS Group                       COMMON    74973Q100          185   410000               Sole         410000
Raytheon Company               COMMON    755111507         1956    50000               Sole          50000
Western Digital Corp           COMMON    958102105         4026   300000               Sole         300000



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